Business Combination, Significant Transaction and Sale of Business - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition (Details) - Formula [Member]
$ in Thousands
Dec. 31, 2024 USD ($)
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition [Line Items]
Net assets excluding cash acquired	$ 552
Intangible assets	3,020
Deferred taxes	(695)
Liabilities in respect of business combinations	(2,214)
Non-controlling interests	(1,173)
Goodwill	1,792
Total assets acquired net of acquired cash	$ 1,282